Other non-current assets (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Other non-current assets [Abstract]
Deferred mobilization expenses	$ 5,564	$ 23,992
Intangible assets, net	1,845	3,289
Prepaid investments	425	9,579
Total	$ 7,834	$ 36,860